Loans Payable (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021	$ 21,196	$ 28,249
2022	30,133	30,133
2023	18,715	18,658
Total minimum principal payments	$ 70,044	$ 77,040